Business Combination (Details)			3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Jul. 21, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Business Combination (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Exercise price per share (in Dollars per share) | $ / shares	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Cash net of transaction expenses | $		$ 138,850,000		$ 138,850,000
Stock issued (in Shares)				1,000,000		0
Change in fair value of derivative instruments | $					$ 169,000
Fair value | $	$ 70,179,000		$ 70,179,000	$ 70,179,000		$ 73,869,000
Redemption of warrants, description				Redemption of warrants for cash when the price per Class A common stock price equals or exceeds $18.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Warrants): ●in whole and not in part; ●at a price of $0.01 per warrant; ●upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and ●if, and only if, the last reported sale price (the “closing price”) of Class A common stock equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Common stock per warrant				0.361
Subject to vesting and forfeiture (in Shares)				763,908
Transaction costs | $				$ 8,299,000
Forward Purchase Agreement [Member]
Business Combination (Details) [Line Items]
Change in fair market value (in Shares)	1,700,000
Fair value estimated | $	$ 4,200,000		4,200,000	4,200,000
Change in fair value of derivative instruments | $			384,000	384,000
Sponsor Letter Agreement [Member]
Business Combination (Details) [Line Items]
Fair value estimated | $	4,600,000		4,600,000	4,600,000
Change in fair value of derivative instruments | $			1,100,000	1,100,000
Percentage of common stock subject to vesting and forfeiture		10.00%
Block 1 Opal Earnout Shares [Member]
Business Combination (Details) [Line Items]
Change in fair market value (in Shares)		5,000,000
EBITDA trigger | $		$ 238,000,000
Block 2 Opal Earnout Shares [Member]
Business Combination (Details) [Line Items]
Change in fair market value (in Shares)		5,000,000
EBITDA trigger | $		$ 446,000,000
Opal Earnout Shares [Member]
Business Combination (Details) [Line Items]
Fair value estimated | $	$ 34,900,000		34,900,000	34,900,000
Change in fair value of derivative instruments | $			$ 5,300,000	$ 5,300,000
ArcLight Clean Transition Corp II ("Arclight") [Member]
Business Combination (Details) [Line Items]
Trust account | $		$ 9,700,000
Meteora Capital Partners [Member] | Forward Purchase Agreement [Member]
Business Combination (Details) [Line Items]
Repurchase shares (in Shares)		2,000,000
Price per share (in Dollars per share) | $ / shares	$ 10.02	$ 10.02	$ 10.02	$ 10.02
Change in fair market value (in Shares)		2,000,000
Shares sold (in Shares)	340,000		340,000	340,000
Public Warrants [Member]
Business Combination (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares	$ 11.5		$ 11.5	$ 11.5
Change in fair value of derivative instruments | $			$ 3,578,000	$ 3,578,000
Warrants outstanding (in Shares)	6,223,261		6,223,261	6,223,261
Fair value | $	$ 9,024,000		$ 9,024,000	$ 9,024,000
Private Warrants [Member]
Business Combination (Details) [Line Items]
Change in fair value of derivative instruments | $			$ 5,309,000	$ 5,309,000
Warrants outstanding (in Shares)	9,223,261		9,223,261	9,223,261
Fair value | $	$ 13,388,000		$ 13,388,000	$ 13,388,000
Class A Common Stock [Member]
Business Combination (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Exercise price per share (in Dollars per share) | $ / shares		11.5
Common stock, shares outstanding (in Shares)	25,671,390		25,671,390	25,671,390		0
Redemption of warrants, description				Redemption of warrants for Class A common stock when the price per share of Class A common stock equals or exceeds $10.00: Once the warrants become exercisable, the Company may redeem the outstanding warrants: ●in whole and not in part; ●at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A common stock; ●if, and only if, the closing price of Class A common stock equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30 trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and ●if the closing price of the Class A common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
Class A Common Stock [Member] | Sponsor Letter Agreement [Member]
Business Combination (Details) [Line Items]
Percentage of common stock subject to vesting and forfeiture	10.00%		10.00%	10.00%
Class A Common Stock [Member] | ArcLight Clean Transition Corp II ("Arclight") [Member]
Business Combination (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Class A Common Stock [Member] | Opal Fuels [Member]
Business Combination (Details) [Line Items]
Common stock, shares outstanding (in Shares)		25,671,390
Class A Common Stock [Member] | PIPE Investors [Member]
Business Combination (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Price per share (in Dollars per share) | $ / shares		$ 10
Class A Common Stock [Member] | ARCC Beacon LLC ("Ares") [Member]
Business Combination (Details) [Line Items]
Stock issued (in Shares)		3,059,533
Class A Common Stock [Member] | Meteora Capital Partners [Member] | Forward Purchase Agreement [Member]
Business Combination (Details) [Line Items]
Common stock, shares outstanding (in Shares)		2,000,000
Class B Common Shares [Member]
Business Combination (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding (in Shares)
Class B Common Shares [Member] | Opal Fuels [Member]
Business Combination (Details) [Line Items]
Common stock, shares outstanding (in Shares)				144,399,037
Class D Common Stock [Member]
Business Combination (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding (in Shares)	144,399,037		144,399,037	144,399,037		144,399,037
Class D Common Stock [Member] | ArcLight Clean Transition Corp II ("Arclight") [Member]
Business Combination (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Class D Common Stock [Member] | Opal Fuels [Member]
Business Combination (Details) [Line Items]
Stock issued (in Shares)		144,399,037
Class D Common Stock [Member] | PIPE Investors [Member]
Business Combination (Details) [Line Items]
Stock issued (in Shares)		11,080,600
Class D Common Stock [Member] | Opal Fuels Stockholders [Member]
Business Combination (Details) [Line Items]
Stock issued (in Shares)		144,399,037
ArcLight Class A Common Stock [Member] | Meteora Capital Partners [Member] | Forward Purchase Agreement [Member]
Business Combination (Details) [Line Items]
Stock issued (in Shares)		2,000,000
Series of Individually Immaterial Business Acquisitions [Member]
Business Combination (Details) [Line Items]
Expire term	5 years		5 years	5 years
Transaction costs | $	$ 8,041		$ 8,041	$ 8,041
Series of Individually Immaterial Business Acquisitions [Member] | Meteora Capital Partners [Member]
Business Combination (Details) [Line Items]
Escrow | $		$ 20,040,000
Series of Individually Immaterial Business Acquisitions [Member] | OPAL Fuels [Member]
Business Combination (Details) [Line Items]
Transaction costs | $	$ 1,730		$ 1,730	$ 1,730